Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments
Summary of Fair Values of Derivative Instruments

	Consolidated	Asset	Liability
	Statements of Financial	Derivatives	Derivatives
	Condition Location	12/31/2015	12/31/2015	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$708,940	$(192,304)	$516,636

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	1,586,035	(488,106)	1,097,929

Energy contracts	Net Unrealized gain (loss) on open futures contracts	1,861,351	(1,035,133)	826,218

Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	853,598	(2,119,167)	(1,265,569)

Meats contracts	Net Unrealized gain (loss) on open futures contracts	18,294	(165,939)	(147,645)

Metals contracts	Net Unrealized gain (loss) on open futures contracts	1,206,519	(912,776)	293,743

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	101,389	(273,791)	(172,402)

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	614,583	(935,898)	(321,315)

		$6,950,709	$(6,123,114)	$827,595

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$682,325	$(922,984)	$(240,659)

Swap Contracts*	Net Unrealized gain (loss) on open swap contracts	$1,168,100	$—	$1,168,100

*At December 31, 2015, the sector exposure of the CTA indices underlying the swap was:

Interest rate contracts	43%
Forward currency contracts	42%
Stock indices and stock index options	15%
Total	100%

	Consolidated	Asset	Liability
	Statements of Financial	Derivatives	Derivatives
	Condition Location	12/31/2014	12/31/2014	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$191,641	$(419,214)	$(227,573)

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	2,137,050	(159,450)	1,977,600

Energy contracts	Net Unrealized gain (loss) on open futures contracts	3,081,754	(309,423)	2,772,331

Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	5,167,693	(539,761)	4,627,932

Meats contracts	Net Unrealized gain (loss) on open futures contracts	59,987	(153,808)	(93,821)

Metals contracts	Net Unrealized gain (loss) on open futures contracts	1,755,563	(1,529,838)	225,725

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	888,928	(68,652)	820,276

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	2,186,388	(739,391)	1,446,997

		$15,469,004	$(3,919,537)	$11,549,467

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$1,196,820	$(1,378,042)	$(181,222)

Schedule of Effect of Derivative Instruments on the Consolidated Statement of Operations

		Years Ended December 31,
Type of Contract		2015	2014	2013

Agriculturals contracts	Net gain (loss) from futures trading	$(5,823,922)	$4,048,911	$4,293,821
Currencies contracts	Net gain (loss) from futures trading	(1,033,607)	14,766,227	(440,299)
Energy contracts	Net gain (loss) from futures trading	7,578,021	10,731,474	(23,395,558)
Interest rates contracts	Net gain (loss) from futures trading	(546,752)	32,913,449	(24,374,049)
Meats contracts	Net gain (loss) from futures trading	40,851	3,446,508	1,088,278
Metals contracts	Net gain (loss) from futures trading	(493,305)	(7,747,986)	4,917,479
Soft commodities contracts	Net gain (loss) from futures trading	(1,501,617)	3,171,146	617,412
Stock indices	Net gain (loss) from futures trading	(10,362,726)	(13,390,190)	53,211,357
Forward Currency Contracts	Net gain (loss) from forward trading	(2,077,514)	(1,940,807)	2,562,442
Swap Contracts	Net gain (loss) from swap trading	1,168,100	—	—

		$(13,052,471)	$45,998,732	$18,480,883

Schedule of Line Item in Consolidated Statement of Operations

Line Item in Consolidated Statement of Operations	For years ended December 31,
	2015	2014	2013

Net gain (loss) from futures trading
Realized	$(1,421,184)	$61,055,762	$(6,521,514)
Change in unrealized	(10,721,873)	(13,116,223)	22,439,955
Total realized and changed in unrealized net gain (loss) from futures trading	$(12,143,057)	$47,939,539	$15,918,441

Net gain (loss) from forward trading
Realized	$(2,018,078)	$(994,524)	$3,234,628
Change in unrealized	(59,436)	(946,283)	(672,186)
Total realized and changed in unrealized net gain (loss) from forward trading	$(2,077,514)	$(1,940,807)	$2,562,442

Net gain (loss) from swap trading
Change in unrealized	$1,168,100	—	—
Total realized and changed in unrealized net gain (loss) from swap trading	$1,168,100	$—	$—

Total realized and changed in unrealized net gain (loss) from futures, forward and swap trading	$(13,052,471)	$45,998,732	$18,480,883

Schedule of Offsetting of Derivative Assets

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$6,950,709	$(6,123,114)	$827,595
Forward contracts	682,325	(922,984)	(240,659)
Swap Contracts	1,168,100	—	1,168,100
Total derivatives	$8,801,134	$(7,046,098)	$1,755,036

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$15,469,004	$(3,919,537)	$11,549,467
Forward contracts	1,196,820	(1,378,042)	(181,222)
Options on futures and forward contracts	—	—	—
Total derivatives	$16,665,824	$(5,297,579)	$11,368,245

Schedule of Offsetting of Derivative Liabilities

							Net Amount of	Net Amount of
				Gross Amounts		Unrealized Gain		Unrealized Gain
				Offset in the		Presented in		Presented in
	Gross Amount of		Consolidated		the Consolidated			the Consolidated
	Recognized		Statement of		Statement of			Statement of
Type of Instrument	Liabilities		Financial Condition		Financial Condition			Financial Condition

U.S. and foreign futures contracts		$6,123,114			$(6,123,114)			$—
Forward contracts		922,984			(922,984)			—
Swap contracts		—			—			—
Total derivatives		$7,046,098			$(7,046,098)			$—

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Liabilities	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$3,919,537	$(3,919,537)	$—
Forward contracts	1,378,042	(1,378,042)	—
Options on futures and forward contracts	—	—	—
Total derivatives	$5,297,579	$(5,297,579)	$—

Schedule of Derivative Assets and Liabilities and Collateral Received by Counterparty

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Deutsche Bank AG	$1,168,100	$—	$—	$1,168,100
ED&F Man Capital Markets Inc	525,206	—	—	525,206
SG Americas Securities, LLC	281,024	—	—	281,024
UBS Securities LLC	(219,294)	—	—	(219,294)
Total	$1,755,036	$—	$—	$1,755,036

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Bank of America N.A.	$207,217	$—	$—	$207,217
Jefferies Bache, LLC	4,107,099	—	—	4,107,099
SG Americas Securities, LLC	1,285,569	—	—	1,285,569
UBS Securities LLC	5,768,360	—	—	5,768,360
Total	$11,368,245	$—	$—	$11,368,245